Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets and (liabilities):
Investment in the Joint Venture		$ (190,448)	$ (192,681)
Net operating loss carryover		19,958	9,757
Interest disallowance from the Joint Venture		7,711
Tax credits		2,786	1,621
Net deferred tax assets and (liabilities)		(159,993)	(181,303)
Non-current deferred tax assets		0	0
Non-current deferred tax liabilities	$ (172,055)	(159,993)	(181,303)
Net deferred tax assets and (liabilities)		$ (159,993)	$ (181,303)